Related parties (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Expenses
Finance costs	€ 77	€ 79
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	97	57
Total expenses	174	136
Income
Finance income	253	191
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	799	710
Total income	1,052	901
Debt balances:
Customers and commercial debtors	0
Loans and credits granted	10,287		€ 9,877
Other collection rights	704		818
Debit balances	10,991		10,695
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	2,985		2,359
Other payment obligations	304		290
Credit balances	3,289		2,649
Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	413	179
Financing agreements: loans and capital contributions (borrower)	627	(22)
Guarantees provided	(283)	680
Guarantees received	0	0
Commitments acquired	46	54
Dividends and other distributed profit	19	11
Other transactions	(127)	36
Significant shareholders
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Debt balances:
Customers and commercial debtors	0
Loans and credits granted	0		0
Other collection rights	0		0
Debit balances	0		0
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	0		0
Other payment obligations	0		0
Credit balances	0		0
Significant shareholders | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	0	0
Financing agreements: loans and capital contributions (borrower)	0	0
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	0	0
Dividends and other distributed profit	0	0
Other transactions	0	0
Directors and executives
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Debt balances:
Customers and commercial debtors	0
Loans and credits granted	10		12
Other collection rights	0		0
Debit balances	10		12
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	16		19
Other payment obligations	0		0
Credit balances	16		19
Directors and executives | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	0	2
Financing agreements: loans and capital contributions (borrower)	(2)	0
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	0	0
Dividends and other distributed profit	2	1
Other transactions	0	0
Group companies or entities
Expenses
Finance costs	75	79
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	97	57
Total expenses	172	136
Income
Finance income	249	188
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	798	709
Total income	1,047	897
Debt balances:
Customers and commercial debtors	0
Loans and credits granted	10,043		9,680
Other collection rights	704		817
Debit balances	10,747		10,497
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	2,735		2,190
Other payment obligations	304		290
Credit balances	3,039		2,480
Group companies or entities | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	363	376
Financing agreements: loans and capital contributions (borrower)	545	(29)
Guarantees provided	8	0
Guarantees received	0	0
Commitments acquired	44	51
Dividends and other distributed profit	0	0
Other transactions	(127)	36
Other related parties
Expenses
Finance costs	2	0
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	0	0
Total expenses	2	0
Income
Finance income	4	3
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	1	1
Total income	5	4
Debt balances:
Customers and commercial debtors	0
Loans and credits granted	234		185
Other collection rights	0		1
Debit balances	234		186
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	234		150
Other payment obligations	0		0
Credit balances	234		€ 150
Other related parties | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	50	(199)
Financing agreements: loans and capital contributions (borrower)	84	7
Guarantees provided	(291)	680
Guarantees received	0	0
Commitments acquired	2	3
Dividends and other distributed profit	17	10
Other transactions	€ 0	€ 0